Operating Lease Agreements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012 site	Dec. 31, 2011	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Number of locations the Company as lessee		1,966
Lease term for most restaurants				20 years	10 years
Timing of escalations				5 years
Lease term of aircraft operating lease agreement	8 years
Periodic payments for aircraft operating lease agreement	$ 690
Fixed amount of early purchase option	26,685
Cash deposit as collateral for obligations assumed under the agreement	$ 5,325	$ 5,325	$ 5,325